Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business
—BioTE Holdings, LLC (the “Company”) is a limited liability company headquartered in Irving, Texas. The Company was founded by Gary S. Donovitz, M.D. and trains physicians and nurse practitioners in hormone optimization using bio-identical
hormone replacement pellet therapy in men and women experiencing hormonal imbalance. The Company primarily operates in the United States, Canada, and Mexico.
Basis of Presentation
—The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) for interim financial reporting and therefore do not include all information and disclosures normally included in the annual consolidated financial statements. The condensed consolidated financial statements include the accounts of BioTE Holdings, LLC and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Business Combinations
—On December 13, 2021, the Company entered into a business combination agreement with Haymaker Acquisition Corp. III (“Haymaker”), a publicly traded Special Purpose Acquisition Company (“SPAC”), pursuant to which Haymaker will acquire an interest in the Company through a series of transactions. As a result of the transaction, the combined company will be renamed biote Corp.
Unaudited Interim Financial Information—
In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in members’ equity (deficit) and cash flows. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the entire year.
The condensed consolidated balance sheet as of December 31, 2021, was derived from audited annual financial statements but does not contain all the footnote disclosures from the annual financial statements. The accompanying unaudited condensed consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and the related notes thereto for the fiscal year ended December 31, 2021.

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business
—BioTE Holdings, LLC (the
“Company”) is a limited liability company headquartered in
Irving, Texas. The Company was founded by Gary S. Donovitz, M.D. and trains physicians and nurse practitioners in hormone optimization using bio-identical
hormone replacement pellet therapy in men and women experiencing hormonal imbalance. The Company primarily operates in the United States, Canada, and Mexico.
Basis of Presentation
—The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The consolidated financial statements include the accounts of BioTE Holdings, LLC and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Impact of
COVID-19
—On March 11, 2020, the World Health Organization declared the recent novel coronavirus
(“COVID-19”)
outbreak a pandemic. In response to the pandemic, many jurisdictions, including those in which we operate, have implemented measures to combat the outbreak, such as restrictions on non-essential
travel and shelter in place orders. Many healthcare providers were also forced to limit the scope of non-essential
(i.e., “elective”) medical procedures. These restrictions had an immediate short-term impact on our operations in March and April of 2020 but have not had an ongoing impact to our results of operations, cash flows, and financial condition for the years ended December 31, 2021 or 2020.
The extent to which this outbreak will ultimately impact our results of operations, cash flows, and financial condition cannot be determined at this time and will depend on future developments, which are highly uncertain and unpredictable, including new information which may emerge concerning the severity and duration of this outbreak and the actions taken by governmental authorities and us to contain it or treat its impact.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. The CARES Act provides numerous tax provisions and other stimulus measures, including temporary suspension of certain payment requirements for the employer portion of Social Security taxes and the creation of certain refundable employee retention credits. These provisions of the CARES Act did not have a significant impact on the Company’s financial statements.
Business Combinations
—On December 13, 2021, the Company entered into a business combination agreement with
Haymaker Acquisition Corp. III (“Haymaker”), a publicly traded Special Purpose Acquisition Company (“SPAC”), pursuant to which Haymaker will acquire an interest in the Company through a s series of transactions. As a result of the transaction, the combined company will be renamed biote Corp.